Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001922641
Registrant Name	Enlight Renewable Energy Ltd.
Registration File Number	333-296967
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A